SCHEDULE OF CONVERTIBLE NOTES OUTSTANDING (Details) (Parenthetical)									1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 15, 2021 USD ($) d $ / shares shares	Oct. 08, 2021 USD ($) $ / shares shares	Oct. 08, 2021 USD ($) d $ / shares shares	Oct. 06, 2021 USD ($) shares	Sep. 17, 2021 USD ($) d $ / shares shares	Mar. 05, 2021 USD ($) shares	Feb. 12, 2021 d $ / shares shares	Jan. 19, 2021 USD ($) d shares	Oct. 31, 2021 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Short-term Debt [Line Items]
Debt instrument term											7 years
Debt instrument unamortized discount										$ 785,149	$ 785,149
Converted instrument, amount						$ 12,392
Converted instrument, shares | shares						5,499				21,250
Accrued interest payable											$ 8,058	$ 6,932
Platinum Point Capital, LLC [Member]
Short-term Debt [Line Items]
Number of warrants issued | shares										25,000	25,000
Warrants term							3 years
Exercise price per share | $ / shares							$ 16.00
Evergreen Capital Management LLC [Member]
Short-term Debt [Line Items]
Warrants term	5 years	5 years	5 years		5 years
Convertible Promissory Notes [Member] | GS Capital Partners, LLC [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage								12.00%
Debt instrument face amount	$ 240,000	$ 480,000	$ 480,000		$ 720,000			$ 125,000
Debt instrument term								1 year
Debt instrument periodic payment								$ 20,000
Debt instrument convertible stock price								66.00%
Debt instrument convertible trading days | d								20
Debt instrument unamortized discount	$ 40,000	80,000	$ 80,000		$ 120,000			$ 10,000
Payments for legal fees								$ 5,000
Shares of stock issued for conversion of notes payable and accrued interest, shares | shares								3,250
Stock issued during period returnable, shares | shares								21,250
Stock returned during period refundable, shares | shares									21,250
Convertible Promissory Notes [Member] | Platinum Point Capital, LLC [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage							10.00%
Debt instrument term							1 year
Debt instrument periodic payment		420,773
Debt instrument convertible stock price							70.00%
Debt instrument convertible trading days | d							15
Stock issued during period returnable, shares | shares							7,500
Debt instrument, conversion price | $ / shares							$ 0.08
Number of warrants issued | shares							25,000
Warrants term							3 years
Exercise price per share | $ / shares							$ 16.00
Converted instrument, amount				$ 75,000
Converted instrument, shares | shares				50,730
Debt instrument, principal balance		325,000
Accrued interest payable		25,644
Prepayment penalty, amount		$ 70,129
Senior Secured Promissory Notes [Member] | Evergreen Capital Management LLC [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage	20.00%	20.00%	20.00%		20.00%
Debt instrument face amount	$ 240,000	$ 480,000	$ 480,000		$ 720,000
Debt instrument convertible stock price	90.00%		90.00%		90.00%
Debt instrument convertible trading days | d	5		5		5
Debt instrument unamortized discount	$ 40,000	$ 80,000	$ 80,000		$ 120,000
Debt instrument, conversion price | $ / shares	$ 11.60	$ 11.60	$ 11.60		$ 11.60
Exercise price per share | $ / shares	$ 11.60	$ 11.60	$ 11.60		$ 11.60
Debt Instrument, Description					maturity of nine months to June 17, 2022
Debt instrument, interest rate					10.00%
Warrant granted | shares	20,690	41,379	41,379		62,069
Class of warrant or right expense	five-years		five-years		five-years